Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligations

(in millions of Canadian dollars)	2013	2012

Opening balance, January 1	$23	$23
Accretion	1	1
Liabilities settled	–	(1)

Closing balance, December 31	$24	$23